Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Vested warrants outstanding	57,250			1,680,774
Operations net losses	$ 14,040	$ 9,542
Vested warrants outstanding				1,680,774